Investments in Marketable Securities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments in marketable securities	$ 33,164	$ 54,373	$ 89,292
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments in marketable securities	14,585	22,926	42,436
Fair Value, Inputs, Level 1 | US Treasury and Government | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments in marketable securities	14,429	22,685	37,029
Fair Value, Inputs, Level 1 | Accrued Interest | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments in marketable securities	156	241	407
Fair Value, Inputs, Level 1 | Certificates of Deposit | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments in marketable securities			5,000
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments in marketable securities	18,579	31,447	46,856
Fair Value, Inputs, Level 2 | Corporate Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments in marketable securities	17,935	30,372	43,347
Fair Value, Inputs, Level 2 | Municipal Bonds | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investments in marketable securities	$ 644	$ 1,075	$ 3,509